Carrying Amounts and Classification of Assets and Liabilities of VIEs which have been Consolidated (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary KRW		Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary KRW		Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Asset Backed Securitizations KRW		Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary Asset Backed Securitizations KRW		Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Investment Trusts KRW		Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary Investment Trusts KRW		Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Guaranteed Fixed Rate Money Trusts KRW		Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary Guaranteed Fixed Rate Money Trusts KRW
Variable Interest [Line Items]
Loans					8,385,612,000,000		5,957,130,000,000		7,817,754,000,000		5,857,865,000,000		39,843,000,000		99,124,000,000		528,015,000,000		141,000,000
Securities	1,233,994,000	1,395,153,000,000	1,323,666,000,000		2,558,725,000,000		3,547,299,000,000		1,729,766,000,000		1,939,535,000,000		828,718,000,000		1,606,396,000,000		241,000,000		1,368,000,000
Other assets	8,668,190,000	9,800,256,000,000	10,153,495,000,000		3,358,094,000,000		795,846,000,000		675,081,000,000		422,529,000,000		110,664,000,000		371,661,000,000		2,572,349,000,000		1,656,000,000
Total Assets	238,840,074,000	270,032,589,000,000	254,909,916,000,000	260,973,133,000,000	14,302,431,000,000	[1]	10,300,275,000,000	[1]	10,222,601,000,000	[1]	8,219,929,000,000	[1]	979,225,000,000	[1]	2,077,181,000,000	[1]	3,100,605,000,000	[1]	3,165,000,000	[1]
Total Liabilities	$ 218,312,749,000	246,824,394,000,000	234,360,526,000,000		8,569,849,000,000	[1]	5,111,335,000,000	[1]	4,853,989,000,000	[1]	4,746,732,000,000	[1]	56,758,000,000	[1]	359,076,000,000	[1]	3,659,102,000,000	[1]	5,527,000,000	[1]

[1]	Total assets and total liabilities of consolidated VIEs are reported net of intercompany balances that have been eliminated in consolidation.